LAW OFFICES
Silver,  Freedman  &  Taff,  L.L.P.
A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS
3299 K STREET, N.W., SUITE 100
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX: (202) 337-5502
WWW.SFTLAW.COM

May 10, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:     Southern Missouri Bancorp, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

Enclosed for filing is the Registration Statement on Form S-1 of Southern Missouri Bancorp, Inc. (the “Company”) relating to offer and sale by the Company of shares of its common stock with an aggregate public offering price of up to $28,750,000.

The Company has sufficient funds in its CIK account (0000916907) to cover the registration fee shown on the cover page of the Registration Statement.

Should the Staff have any questions or comments regarding this filing, please call the undersigned at (202) 295-4527.

Sincerely,

/s/ Martin L. Meyrowitz, P.C.

Martin L. Meyrowitz, P.C..
Enclosure

cc:    Greg A. Steffens
    Kevin M. Houlihan